General Information - Restatement (Details) - USD ($) $ / shares in Units, $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2014	Aug. 06, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of operations
Deferred income tax				$ 28.2	$ 24.4	$ 17.7
Income tax expense				28.2	24.4	17.7
Net income		$ 19.4	$ 37.5	75.0	56.9	70.0
Non-controlling interest				52.5	15.7	5.5
Net income attributable to VTTI Energy Partners LP Owners		$ 6.6		$ 22.5	41.2	64.5
Earnings per unit
Common unit (in dollars per share)	[1]	$ 0.1607		$ 0.5478
Subordinated unit (in dollars per share)	[1]	0.1607		0.5478
General partner unit (in dollars per share)	[1]	$ 0.1607		$ 0.5478
Statement of comprehensive income
Total comprehensive income				$ 58.1	42.4	88.4
Non-controlling interest				40.4	9.1	6.9
VTTI Energy Partners LP owners				17.7	2.0	0.0
Balance Sheet
Deferred tax liabilities		$ 41.1		65.8	41.1
Total non-current liabilities		727.5		800.1	727.5
Total liabilities		785.4		877.3	785.4
Partners’ capital
Common unitholders 20,125,000 units issued and outstanding at December 31, 2015 and 2014		140.3		115.9	140.3
Subordinated unitholders 20,125,000 units issued and outstanding at December 31, 2015 and 2014		140.3		115.9	140.3
General partner unitholders 821,429 units issued and outstanding at December 31, 2015 and 2014		5.6		4.6	5.6
Total equity before non-controlling interests		280.2		225.6	280.2
Non-controlling interests		546.9		448.5	546.9
Total equity		827.1	$ 830.6	$ 674.1	827.1	$ 645.7	$ 703.6
Restatement Adjustment [Member]
Statement of operations
Deferred income tax					8.1
Balance Sheet
Deferred tax liabilities		8.1			8.1
Scenario, Previously Reported [Member]
Statement of operations
Income tax expense					16.3
Net income					65.0
Non-controlling interest					20.9
Net income attributable to VTTI Energy Partners LP Owners					$ 44.1
Earnings per unit
Common unit (in dollars per share)					$ 0.2313
Subordinated unit (in dollars per share)					0.2313
General partner unit (in dollars per share)					$ 0.2313
Statement of comprehensive income
Total comprehensive income					$ 50.5
Non-controlling interest					14.3
VTTI Energy Partners LP owners					4.9
Balance Sheet
Deferred tax liabilities		33.0			33.0
Total non-current liabilities		719.4			719.4
Total liabilities		777.3			777.3
Partners’ capital
Common unitholders 20,125,000 units issued and outstanding at December 31, 2015 and 2014		141.7			141.7
Subordinated unitholders 20,125,000 units issued and outstanding at December 31, 2015 and 2014		141.7			141.7
General partner unitholders 821,429 units issued and outstanding at December 31, 2015 and 2014		5.7			5.7
Total equity before non-controlling interests		289.1			289.1
Non-controlling interests		552.1			552.1
Total equity		$ 835.2			$ 835.2

[1]	Earnings per unit information is given for the period from the date of the closing of the IPO (August 6, 2014). Earnings per unit has not been presented for any period prior to the IPO as the information is not comparable due to the change in the Partnership structure and the basis of preparation as described in note 2.